Long-Term Loan - Schedule of Repayment Schedule for the Loan (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Repayment Schedule for the Loan [Abstract]
2026	$ 1,656,288
2027	1,130,492
2028	170,884
Subtotal	2,957,664
Less: unamortized debt issuance cost	(48,719)
Total	$ 2,908,945	$ 4,505,274